INCOME TAX (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Taxes [Line Items]
Income tax benefit (provision) computed at the statutory rate	$ (115)		$ (9,011)
Non Taxable remeasurement of fair value accounting of earn out	(11,568)		(13,467)
Valuation allowance on operating losses in Ireland	(1,410)		(2,040)
Other temporary and permanent differences	2,851		3,803
Total	$ (10,242)	$ (137)	$ (20,715)	$ 2,665